Loans (Troubled Debt Restructuring) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]		¥ 67,107
Loan forgiveness or debt to equity swaps charge-off			34,360
Interest rate reduction and/or postponement of principal and/or interest		¥ 206,442	237,342
Domestic
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]		67,107
Loan forgiveness or debt to equity swaps charge-off			34,360
Interest rate reduction and/or postponement of principal and/or interest		195,593	213,371
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]		67,058
Loan forgiveness or debt to equity swaps charge-off			34,081
Interest rate reduction and/or postponement of principal and/or interest		54,476	60,865
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		8,596	15,059
Domestic | Services
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		21,951	23,345
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		87,237	77,097
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]		49
Loan forgiveness or debt to equity swaps charge-off			279
Interest rate reduction and/or postponement of principal and/or interest		8,656	12,230
Domestic | Banks and other financial institutions
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		3,198	4,776
Domestic | Other industries
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		2,274	2,933
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		9,205	17,066
Foreign
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		¥ 10,849	¥ 23,971

[1]	Amounts represent the book values of loans immediately after the restructurings.